Net trading income (losses) - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Net gains (losses) on financial instruments held for trading	£ 406	£ (1,049)		£ 141
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	16,653	(17,210)		15,943
Net losses on financial liabilities designated at fair value through profit or loss	(341)	(154)		(65)
Net gains (losses) on financial assets and liabilities at fair value through profit or loss:	16,718	(18,413)		16,019
Foreign exchange	1,418	(1,063)		606
Investment property (losses) gains (note 27)	(87)	(511)		575
Net trading income (losses)	18,049	(19,987)	[1],[2]	17,200	[1]
Fair value hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(267)	(41)		177
Cash flow hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 19	£ (10)		£ (69)

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.